Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 134,780
Ending Balance	159,714	$ 134,780
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	472,401	483,657
Other comprehensive income (loss)	106,669	(11,256)
Ending Balance	579,070	472,401
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(343,019)	(351,474)
Other comprehensive income (loss)	(81,735)	8,455
Ending Balance	(424,754)	(343,019)
Tax Benefit Related To Net Investment Hedge Of Long Term Debt [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	5,398	5,398
Ending Balance	5,398	5,398
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	134,780	137,581
Other comprehensive income (loss)	24,934	(2,801)
Ending Balance	$ 159,714	$ 134,780